SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	$ 2,616,789	$ 2,556,953
Goodwill	112,085	112,085
Total Assets	3,080,638	3,071,253
Total liabilities	455,750	499,099
Revenues	733,557	784,503
Production costs	348,146	332,721
Royalties	15,570	22,913
Care and maintenance	24,855	0
Depreciation and depletion	153,016	124,744
Mine operating earnings	191,970	304,125
Capital expenditures	$ 223,047	211,108
Royalties acquired, percent	2.00%
Payments to acquire royalties	$ 13,676
Escobal
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	776,365	785,888
La Arena
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	433,177	451,551
Shahuindo
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	527,825	482,685
Timmins mines
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	879,422	836,829
Operating segments | Escobal
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	776,364	785,888
Goodwill	0	0
Total Assets	906,434	963,824
Total liabilities	(81,208)	(27,225)
Revenues	192,510	355,812
Production costs	61,934	128,552
Royalties	10,521	18,741
Care and maintenance	24,855
Depreciation and depletion	32,858	53,204
Mine operating earnings	62,342	155,315
Capital expenditures	22,901	30,077
Operating segments | La Arena
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	433,178	451,551
Goodwill	57,468	57,468
Total Assets	573,566	611,344
Total liabilities	(160,979)	71,490
Revenues	233,782	244,397
Production costs	126,376	115,229
Royalties	0	0
Care and maintenance	0
Depreciation and depletion	48,092	27,779
Mine operating earnings	59,314	101,389
Capital expenditures	32,019	35,366
Operating segments | Shahuindo
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	527,826	482,685
Goodwill	0	0
Total Assets	621,985	547,153
Total liabilities	539,512	319,432
Revenues	95,425	47,174
Production costs	53,861	25,118
Royalties	0	0
Care and maintenance	0
Depreciation and depletion	11,452	10,016
Mine operating earnings	30,112	12,040
Capital expenditures	69,352	63,893
Operating segments | Timmins mines
Disclosure of operating segments [line items]
Mineral interests, plant and equipment	879,421	836,829
Goodwill	54,617	54,617
Total Assets	978,653	948,932
Total liabilities	158,425	135,402
Revenues	211,840	137,120
Production costs	105,975	63,822
Royalties	5,049	4,172
Care and maintenance	0
Depreciation and depletion	60,614	33,745
Mine operating earnings	40,202	35,381
Capital expenditures	$ 98,775	$ 81,772